Note 6 - Premises and Equipment - Premises and Equipment (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Premise and Equipment, Gross	$ 49,553,228	$ 47,942,233
Accumulated Depreciation	(21,583,968)	(21,488,703)
	27,969,260	26,453,530
Land [Member]
Premise and Equipment, Gross	9,668,722	9,696,723
Building [Member]
Premise and Equipment, Gross	25,239,165	23,927,467
Furniture and Fixtures [Member]
Premise and Equipment, Gross	12,461,043	12,154,375
Leasehold Improvements [Member]
Premise and Equipment, Gross	653,939	993,618
Construction in Progress [Member]
Premise and Equipment, Gross	$ 1,530,359	$ 1,170,050